Capitalized software, net and other intangible assets, net (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Capitalized Software Net And Other Intangible Assets Net
Other intangible assets, net	$ 380		$ 380		$ 380	$ 380
Weighted average useful lives of intangible assets			10 years			10 years
Capitalized software, weighted-average useful life		5 years		5 years	5 years
Amortization expense	$ 181		$ 181